Employee Benefits, Projected Benefits Payments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Pension benefits qualified [Member]
Future Benefit Payments:
2026	$ 701
2027	674
2028	627
2029	604
2030	589
2031-2035	2,818
Pension benefits nonqualified [Member]
Future Benefit Payments:
2026	35
2027	35
2028	32
2029	32
2030	30
2031-2035	127
Other benefits [Member]
Future Benefit Payments:
2026	27
2027	26
2028	25
2029	24
2030	23
2031-2035	$ 99